Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,769,593
Proposed Maximum Offering Price per Unit	1.16
Maximum Aggregate Offering Price	$ 2,052,727.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 283.48
Offering Note	Consists of an aggregate of 1,769,593 shares of Common Stock registered for sale by certain of the selling stockholders named in this registration statement including (i) 191,571 shares of common stock, (ii) 383,142 shares of Common Stock issuable upon exercise of pre-funded warrants held by certain selling stockholders, (iii) 574,713 shares of Common Stock issuable upon exercise of Series A warrants, (iv) 574,713 shares of Common Stock issuable upon exercise of Series B warrants and (v) 45,454 share of Common Stock issuable upon the exercise of placement agent warrants that were issued to designees of H.C. Wainwright & Co., LLC.

Determined pursuant to Rule 457(c) under the Securities Act of 1933, as amended, solely for the purpose of calculating the registration fee. The price shown is the average of the high and low selling price of the Common Stock on August 12, 2026, which is a date within 5 business days prior to the date of filing of this Registration Statement, as reported on the Nasdaq Capital Market.